Condensed consolidating information on certain US subsidiaries - Disclosure of condensed cash flow statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before taxation	$ 16,723	$ 7,180		$ (2,295)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	1,085	1,603		1,274
Depreciation, depletion and amortization	15,457	15,584		14,505
Impairment and (gain) loss on sale of businesses and fixed assets	404	6		(2,796)
Earnings from joint ventures and associates	(3,753)	(2,507)		(1,960)
Dividends received from joint ventures and associates	1,535	1,253		1,105
Equity accounted income of subsidiaries - after interest and tax	0	0		0
Dividends received from (paid to) subsidiaries	0	0		0
Interest receivable	(468)	(304)		(200)
Interest received	348	375		267
Finance costs	2,528	2,074		1,675
Interest paid	(1,928)	(1,572)		(1,137)
Net finance expense relating to pensions and other post-retirement benefits	127	220		190
Share-based payments	690	661		779
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(386)	(394)		(467)
Net charge for provisions, less payments	986	2,106		4,487
(Increase) decrease in inventories	672	(848)		(3,681)
(Increase) decrease in other current and non-current assets	(2,858)	(4,848)		(1,172)
Increase (decrease) in other current and non-current liabilities	(2,577)	2,344		1,655
Income taxes paid	(5,712)	(4,002)		(1,538)
Net cash provided by (used in) operating activities	22,873	18,931		10,691
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(16,707)	(16,562)		(16,701)
Acquisitions, net of cash acquired	(6,986)	(327)		(1)
Investment in joint ventures	(382)	(50)		(50)
Investment in associates	(1,013)	(901)		(700)
Total cash capital expenditure	25,088	17,840		17,452
Proceeds from disposals of fixed assets	940	2,936		1,372
Proceeds from disposals of businesses, net of cash disposed	1,911	478		1,259
Proceeds from loan repayments	666	349		68
Net cash used in investing activities	(21,571)	(14,077)		(14,753)
Financing activities
Repurchase of shares	(355)	(343)		0
Proceeds from long-term financing	9,038	8,712		12,442
Repayments of long-term financing	(7,210)	(6,276)		(6,685)
Net increase (decrease) in short-term debt	1,317	(158)		51
Net increase (decrease) in non-controlling interests	0	1,063		887
BP shareholders	(6,699)	(6,153)		(4,611)
Non-controlling interests	(170)	(141)		(107)
Net cash provided by (used in) financing activities	(4,079)	(3,296)		1,977
Currency translation differences relating to cash and cash equivalents	(330)	544		(820)
Increase (decrease) in cash and cash equivalents	(3,107)	2,102		(2,905)
Cash and cash equivalents at beginning of year	25,586	23,484	[1]	26,389	[1]
Cash and cash equivalents at end of year	22,468	25,586		23,484	[1]
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before taxation	1,080	438		44
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	0	0		0
Depreciation, depletion and amortization	377	735		673
Impairment and (gain) loss on sale of businesses and fixed assets	66	(71)		(148)
Earnings from joint ventures and associates	0	0		0
Dividends received from joint ventures and associates	0	0		0
Equity accounted income of subsidiaries - after interest and tax	0	0		0
Dividends received from (paid to) subsidiaries	0	0		(7,000)
Interest receivable	(42)	(11)		(94)
Interest received	42	11		94
Finance costs	8	6		103
Interest paid	(8)	(6)		(103)
Net finance expense relating to pensions and other post-retirement benefits	0	0		0
Share-based payments	0	0		0
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	0	0		0
Net charge for provisions, less payments	33	(128)		77
(Increase) decrease in inventories	(62)	(25)		(3)
(Increase) decrease in other current and non-current assets	(72)	108		6,985
Increase (decrease) in other current and non-current liabilities	(491)	(830)		(33)
Income taxes paid	(133)	0		104
Net cash provided by (used in) operating activities	798	227		699
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(273)	(321)		(699)
Acquisitions, net of cash acquired	0	0		0
Investment in joint ventures	0	0		0
Investment in associates	0	0		0
Total cash capital expenditure	273	321		699
Proceeds from disposals of fixed assets	0	94		0
Proceeds from disposals of businesses, net of cash disposed	1,475	0		0
Proceeds from loan repayments	0	0		0
Net cash used in investing activities	1,202	(227)		(699)
Financing activities
Repurchase of shares	0	0
Proceeds from long-term financing	0	0		0
Repayments of long-term financing	0	0		0
Net increase (decrease) in short-term debt	0	0		0
Net increase (decrease) in non-controlling interests		0		0
BP shareholders	(2,000)	0		0
Non-controlling interests	0	0		0
Net cash provided by (used in) financing activities	(2,000)	0		0
Currency translation differences relating to cash and cash equivalents	0	0		0
Increase (decrease) in cash and cash equivalents	0	0		0
Cash and cash equivalents at beginning of year	0	0		0
Cash and cash equivalents at end of year	0	0		0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before taxation	9,442	3,387		168
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	0	0		0
Depreciation, depletion and amortization	0	0		0
Impairment and (gain) loss on sale of businesses and fixed assets	0	(9)		0
Earnings from joint ventures and associates	0	0		0
Dividends received from joint ventures and associates	0	0		0
Equity accounted income of subsidiaries - after interest and tax	(10,942)	(4,436)		(862)
Dividends received from (paid to) subsidiaries	3,490	3,183		372
Interest receivable	(215)	(220)		(233)
Interest received	215	220		233
Finance costs	1,326	826		311
Interest paid	(1,326)	(826)		(311)
Net finance expense relating to pensions and other post-retirement benefits	(95)	(15)		(82)
Share-based payments	671	595		780
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(183)	(145)		(192)
Net charge for provisions, less payments	0	0		0
(Increase) decrease in inventories	0	0		0
(Increase) decrease in other current and non-current assets	165	522		(156)
Increase (decrease) in other current and non-current liabilities	4,509	3,374		4,634
Income taxes paid	0	0		(1)
Net cash provided by (used in) operating activities	7,057	6,456		4,661
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	0	0		0
Acquisitions, net of cash acquired	0	0		0
Investment in joint ventures	0	0		0
Investment in associates	0	0		0
Total cash capital expenditure	0	0		0
Proceeds from disposals of fixed assets	0	0		0
Proceeds from disposals of businesses, net of cash disposed	0	0		0
Proceeds from loan repayments	0	0		0
Net cash used in investing activities	0	0		0
Financing activities
Repurchase of shares	(355)	(343)
Proceeds from long-term financing	0	0		0
Repayments of long-term financing	0	0		0
Net increase (decrease) in short-term debt	0	0		0
Net increase (decrease) in non-controlling interests		0		0
BP shareholders	(6,699)	(6,153)		(4,611)
Non-controlling interests	0	0		0
Net cash provided by (used in) financing activities	(7,054)	(6,496)		(4,611)
Currency translation differences relating to cash and cash equivalents	0	0		0
Increase (decrease) in cash and cash equivalents	3	(40)		50
Cash and cash equivalents at beginning of year	10	50		0
Cash and cash equivalents at end of year	13	10		50
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before taxation	17,143	7,800		(1,645)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	1,085	1,603		1,274
Depreciation, depletion and amortization	15,080	14,849		13,832
Impairment and (gain) loss on sale of businesses and fixed assets	338	77		(2,648)
Earnings from joint ventures and associates	(3,753)	(2,507)		(1,960)
Dividends received from joint ventures and associates	1,535	1,253		1,105
Equity accounted income of subsidiaries - after interest and tax	0	0		0
Dividends received from (paid to) subsidiaries	0	0		0
Interest receivable	(1,776)	(1,117)		(593)
Interest received	1,656	1,188		660
Finance costs	2,759	2,286		1,981
Interest paid	(2,159)	(1,784)		(1,443)
Net finance expense relating to pensions and other post-retirement benefits	222	235		272
Share-based payments	19	66		(1)
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(203)	(249)		(275)
Net charge for provisions, less payments	953	2,234		4,410
(Increase) decrease in inventories	734	(823)		(3,678)
(Increase) decrease in other current and non-current assets	(951)	(5,478)		(1,001)
Increase (decrease) in other current and non-current liabilities	(6,595)	(200)		(2,946)
Income taxes paid	(5,579)	(4,002)		(1,641)
Net cash provided by (used in) operating activities	20,508	15,431		5,703
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(16,434)	(16,241)		(16,002)
Acquisitions, net of cash acquired	(6,986)	(327)		(1)
Investment in joint ventures	(382)	(50)		(50)
Investment in associates	(1,013)	(901)		(700)
Total cash capital expenditure	24,815	17,519		16,753
Proceeds from disposals of fixed assets	940	2,842		1,372
Proceeds from disposals of businesses, net of cash disposed	436	478		1,259
Proceeds from loan repayments	666	349		68
Net cash used in investing activities	(22,773)	(13,850)		(14,054)
Financing activities
Repurchase of shares	0	0
Proceeds from long-term financing	9,038	8,712		12,442
Repayments of long-term financing	(7,210)	(6,276)		(6,685)
Net increase (decrease) in short-term debt	1,317	(158)		51
Net increase (decrease) in non-controlling interests		1,063		887
BP shareholders	(3,490)	(3,183)		(372)
Non-controlling interests	(170)	(141)		(107)
Net cash provided by (used in) financing activities	(515)	17		6,216
Currency translation differences relating to cash and cash equivalents	(330)	544		(820)
Increase (decrease) in cash and cash equivalents	(3,110)	2,142		(2,955)
Cash and cash equivalents at beginning of year	25,576	23,434		26,389
Cash and cash equivalents at end of year	22,455	25,576		23,434
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Profit (loss) before taxation	(10,942)	(4,445)		(862)
Adjustments to reconcile profit (loss) before taxation to net cash provided by operating activities
Exploration expenditure written off	0	0		0
Depreciation, depletion and amortization	0	0		0
Impairment and (gain) loss on sale of businesses and fixed assets	0	9		0
Earnings from joint ventures and associates	0	0		0
Dividends received from joint ventures and associates	0	0		0
Equity accounted income of subsidiaries - after interest and tax	10,942	4,436		862
Dividends received from (paid to) subsidiaries	(3,490)	(3,183)		6,628
Interest receivable	1,565	1,044		720
Interest received	(1,565)	(1,044)		(720)
Finance costs	(1,565)	(1,044)		(720)
Interest paid	1,565	1,044		720
Net finance expense relating to pensions and other post-retirement benefits	0	0		0
Share-based payments	0	0		0
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	0	0		0
Net charge for provisions, less payments	0	0		0
(Increase) decrease in inventories	0	0		0
(Increase) decrease in other current and non-current assets	(2,000)	0		(7,000)
Increase (decrease) in other current and non-current liabilities	0	0		0
Income taxes paid	0	0		0
Net cash provided by (used in) operating activities	(5,490)	(3,183)		(372)
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	0	0		0
Acquisitions, net of cash acquired	0	0		0
Investment in joint ventures	0	0		0
Investment in associates	0	0		0
Total cash capital expenditure	0	0		0
Proceeds from disposals of fixed assets	0	0		0
Proceeds from disposals of businesses, net of cash disposed	0	0		0
Proceeds from loan repayments	0	0		0
Net cash used in investing activities	0	0		0
Financing activities
Repurchase of shares	0	0
Proceeds from long-term financing	0	0		0
Repayments of long-term financing	0	0		0
Net increase (decrease) in short-term debt	0	0		0
Net increase (decrease) in non-controlling interests		0		0
BP shareholders	5,490	3,183		372
Non-controlling interests	0	0		0
Net cash provided by (used in) financing activities	5,490	3,183		372
Currency translation differences relating to cash and cash equivalents	0	0		0
Increase (decrease) in cash and cash equivalents	0	0		0
Cash and cash equivalents at beginning of year	0	0		0
Cash and cash equivalents at end of year	$ 0	$ 0		$ 0

[1]	a See Note 1 for further information.